Guarantor Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 232	$ 287	$ 287	$ 318	$ 418	$ 511
Trade and other receivables, net	1,075	1,110		1,080
Prepaid expenses and other current assets	300	278		259
Total current assets	1,607	1,675		1,657
Non-current assets
Property, plant and equipment, net	537	560		609
Goodwill	7,322	7,352		7,155	7,096
Other intangible assets, net	4,519	4,555		4,561
Deferred tax assets	170	169		176
Other non-current assets	259	272		314
Total assets	14,414	14,583		14,472
Current liabilities
Accounts payable and other current liabilities	848	971		1,050
Deferred revenues	345	373		443
Income tax liabilities	70	56		51
Current portion of long-term debt, capital lease obligations and short-term borrowings	380	362		150
Total current liabilities	1,643	1,762		1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,948	5,941		6,331
Deferred tax liabilities	996	1,006		996
Other non-current liabilities	580	616		556
Total liabilities	9,167	9,325		9,577
Total stockholders' equity	5,198	5,210		4,887
Noncontrolling interests	49	48		8
Total equity	5,247	5,258		4,895	2,890	2,799
Total liabilities and equity	14,414	14,583		14,472
Nielsen [Member]
Current assets
Cash and cash equivalents					1	2
Intercompany receivables				300
Total current assets				300
Non-current assets
Deferred tax assets	10	10		1
Equity investment in subsidiaries	5,181	5,157		4,574
Intercompany receivables	9	45		149
Total assets	5,200	5,212		5,024
Current liabilities
Accounts payable and other current liabilities				31
Current portion of long-term debt, capital lease obligations and short-term borrowings				104
Total current liabilities				135
Non-current liabilities
Other non-current liabilities	2	2		2
Total liabilities	2	2		137
Total stockholders' equity	5,198	5,210		4,887
Total equity	5,198	5,210		4,887
Total liabilities and equity	5,200	5,212		5,024
Issuers [Member]
Current assets
Cash and cash equivalents						2
Prepaid expenses and other current assets	11	14		15
Intercompany receivables	197	270		123
Total current assets	208	284		138
Non-current assets
Deferred tax assets		3
Other non-current assets	37	46		53
Intercompany receivables	8,074	7,944		7,322
Total assets	8,319	8,277		7,513
Current liabilities
Accounts payable and other current liabilities	72	52		55
Current portion of long-term debt, capital lease obligations and short-term borrowings	300	340		28
Intercompany payables		14		47
Total current liabilities	372	406		130
Non-current liabilities
Long-term debt and capital lease obligations	5,851	5,843		6,223
Deferred tax liabilities	71	71		80
Other non-current liabilities	14	16		14
Total liabilities	6,308	6,336		6,447
Total stockholders' equity	2,011	1,941		1,066
Total equity	2,011	1,941		1,066
Total liabilities and equity	8,319	8,277		7,513
Guarantor [Member]
Current assets
Cash and cash equivalents	12	24	12	33	65	160
Trade and other receivables, net	385	404		369
Prepaid expenses and other current assets	155	132		134
Intercompany receivables	176	177		224
Total current assets	728	737		760
Non-current assets
Property, plant and equipment, net	301	303		367
Goodwill	5,092	5,046		4,989
Other intangible assets, net	4,068	4,088		4,121
Deferred tax assets	78	77		67
Other non-current assets	161	165		162
Equity investment in subsidiaries	5,623	5,663		4,731
Intercompany receivables	531	555		908
Total assets	16,582	16,634		16,105
Current liabilities
Accounts payable and other current liabilities	250	347		388
Deferred revenues	217	217		247
Income tax liabilities	29	12		7
Current portion of long-term debt, capital lease obligations and short-term borrowings	73	15		16
Intercompany payables	318	414		729
Total current liabilities	887	1,005		1,387
Non-current liabilities
Long-term debt and capital lease obligations	81	81		92
Deferred tax liabilities	837	838		883
Intercompany loans	9,341	9,295		8,926
Other non-current liabilities	255	258		243
Total liabilities	11,401	11,477		11,531
Total stockholders' equity	5,181	5,157		4,574
Total equity	5,181	5,157		4,574
Total liabilities and equity	16,582	16,634		16,105
Non-Guarantor [Member]
Current assets
Cash and cash equivalents	220	263	275	285	352	347
Trade and other receivables, net	690	706		711
Prepaid expenses and other current assets	134	132		110
Intercompany receivables	109	134		326
Total current assets	1,153	1,235		1,432
Non-current assets
Property, plant and equipment, net	236	257		242
Goodwill	2,230	2,306		2,166
Other intangible assets, net	451	467		440
Deferred tax assets	82	79		108
Other non-current assets	61	61		99
Intercompany receivables	1,250	1,300		1,449
Total assets	5,463	5,705		5,936
Current liabilities
Accounts payable and other current liabilities	526	572		576
Deferred revenues	128	156		196
Income tax liabilities	41	44		44
Current portion of long-term debt, capital lease obligations and short-term borrowings	7	7		2
Intercompany payables	164	153		197
Total current liabilities	866	932		1,015
Non-current liabilities
Long-term debt and capital lease obligations	16	17		16
Deferred tax liabilities	88	97		33
Intercompany loans	523	549		902
Other non-current liabilities	309	340		297
Total liabilities	1,802	1,935		2,263
Total stockholders' equity	3,612	3,722		3,665
Noncontrolling interests	49	48		8
Total equity	3,661	3,770		3,673
Total liabilities and equity	5,463	5,705		5,936
Elimination [Member]
Current assets
Intercompany receivables	(482)	(581)		(973)
Total current assets	(482)	(581)		(973)
Non-current assets
Equity investment in subsidiaries	(10,804)	(10,820)		(9,305)
Intercompany receivables	(9,864)	(9,844)		(9,828)
Total assets	(21,150)	(21,245)		(20,106)
Current liabilities
Intercompany payables	(482)	(581)		(973)
Total current liabilities	(482)	(581)		(973)
Non-current liabilities
Intercompany loans	(9,864)	(9,844)		(9,828)
Total liabilities	(10,346)	(10,425)		(10,801)
Total stockholders' equity	(10,804)	(10,820)		(9,305)
Total equity	(10,804)	(10,820)		(9,305)
Total liabilities and equity	(21,150)	(21,245)		(20,106)
Consolidated [Member]
Current assets
Cash and cash equivalents	232	287	287	318	418	511
Trade and other receivables, net	1,075	1,110		1,080
Prepaid expenses and other current assets	300	278		259
Total current assets	1,607	1,675		1,657
Non-current assets
Property, plant and equipment, net	537	560		609
Goodwill	7,322	7,352		7,155
Other intangible assets, net	4,519	4,555		4,561
Deferred tax assets	170	169		176
Other non-current assets	259	272		314
Total assets	14,414	14,583		14,472
Current liabilities
Accounts payable and other current liabilities	848	971		1,050
Deferred revenues	345	373		443
Income tax liabilities	70	56		51
Current portion of long-term debt, capital lease obligations and short-term borrowings	380	362		150
Total current liabilities	1,643	1,762		1,694
Non-current liabilities
Long-term debt and capital lease obligations	5,948	5,941		6,331
Deferred tax liabilities	996	1,006		996
Other non-current liabilities	580	616		556
Total liabilities	9,167	9,325		9,577
Total stockholders' equity	5,198	5,210		4,887
Noncontrolling interests	49	48		8
Total equity	5,247	5,258		4,895
Total liabilities and equity	$ 14,414	$ 14,583		$ 14,472